July 29, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549

Re:	DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
File No. 811-2946

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2009.

If you have any questions, please do not hesitate to contact me at 212-922-6817.

Very truly yours, /s/ Yaroslava Kouskovskaya Yaroslava Kouskovskaya

YK\ Enclosure